Income Tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal operating loss carryovers	$ 0	$ 198,672
Valuation allowance	$ 99,764	$ 95,547